MEMORIAL FUNDS
                               CORPORATE BOND FUND
                              GOVERNMENT BOND FUND
                                VALUE EQUITY FUND
                               GROWTH EQUITY FUND
                      Supplement Dated December 1, 2001 to
                          Prospectus Dated May 1, 2001


     Effective October 1, 2001, Declaration Distributors, Inc., replaced Forum Fund Services,. LLC as Distributor for the fund. Effective December 1, 2001, as part of an ownership restructuring, the Fund's Distributor changed its name from Declaration Distributors, Inc. to InCap Securities, Inc.

     Effective October 1, 2001 Declaration Service Company replaced Forum Shareholder Services, LLC as Transfer Agent and Dividend Disbursing Agent of the fund. Effective December 1, 2001, as part of an ownership restructuring, InCap Service Company replaced Declaration Service Company as Transfer Agent and Dividend Disbursing Agent of the Fund.

HOW TO CONTACT THE FUND
WRITE TO US AT:
Memorial Funds
P.O Box 844
Conshohocken, PA  19428

OVERNIGHT ADDRESS
Memorial Funds
555 North Lane, Suite 6160
Conshohocken, PA  19428

TELEPHONE US
TOLL-FREE AT:
(888) 263-5593

WIRE INVESTMENTS
OR ACH PAYMENTS) TO:
First Union National Bank
Philadelphia, PA
ABA #031201467
FOR CREDIT TO
Account #2000011241830
Further Credit:  The Memorial Funds
(Your Name and Account Number at Fund)

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December 10, 2001

Dear Shareholder:

Effective December 1, 2001 InCap Service Company is the Transfer Agent and Dividend Disbursing Agent of the Fund.

You may direct any question regarding your account, toll free to 888-263-5593; or write to:

Memorial Fund
C/o InCap Service Company
555 North Lane
Suite 6160
Conshohocken, PA  19428-2245